Long-term debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Long Term Debt
Long-term debt consists of the following:

Borrowing type	Weighted average coupon	Maturity	Par value		2017	2016
Senior Unsecured Revolving Credit Facilities (a)	—	2018-2022	N/A		$51,827	$180,939
Senior Unsecured Bank Credit Facilities (b)	—	2018-2019	N/A		134,988	1,593,894
Commercial Paper (c)		2019	N/A		5,576	—
Canadian Dollar Borrowings
Senior Unsecured Notes (d)	4.61%	2018-2027	C$	785,669	623,223	362,992
Senior Secured Project Notes	10.27%	2020-2027	C$	33,568	26,709	26,514
U.S. Dollar Borrowings
Senior Unsecured Notes (e)	4.09%	2020-2047		$1,225,000	1,217,797	521,784
Senior Unsecured Utility Notes (f)	5.98%	2020-2035		$227,000	246,560	129,743
Senior Secured Utility Bonds (g)	4.95%	2018-2044		$752,500	772,871	98,720
					$3,079,551	$2,914,586
Less: current portion					(12,364)	(7,503)
					$3,067,187	$2,907,083

Principal Payments	Principal payments due in the next five years and thereafter are as follows:

2018	2019	2020	2021	2022	Thereafter	Total
$222,977	$142,771	$311,698	$121,663	$392,461	$1,858,371	$3,049,941